Derivative Instruments (Details) (USD $)	Mar. 31, 2014 item
Interest rate swaps
Derivative instruments
Number of interest rate swaps	5
Notional amount	$ 127,321,000
Interest rate swaps | CMNL
Derivative instruments
Semi-annual reduction of notional amount	1,278,500
Final settlement amount	21,734,500
Interest rate swaps | CJNP
Derivative instruments
Semi-annual reduction of notional amount	1,700,000
Final settlement amount	28,900,000
5.395% interest rate swap due on Nov 2018 | CMNL
Derivative instruments
Fixed interest rate (as a percent)	5.395%
Notional amount	20,456,000
4.936% interest rate swap due on Nov 2018 | CMNL
Derivative instruments
Fixed interest rate (as a percent)	4.936%
Notional amount	12,785,000
4.772% interest rate swap due on March 2019 | CJNP
Derivative instruments
Fixed interest rate (as a percent)	4.772%
Notional amount	33,067,125
2.960% interest rate swap due on March 2019 | CJNP
Derivative instruments
Fixed interest rate (as a percent)	2.96%
Notional amount	11,132,875
4.350% interest rate swap due on July 2020 | CNML
Derivative instruments
Fixed interest rate (as a percent)	4.35%
Notional amount	49,880,000
Interest rate swap due on July 2020 | RBS
Derivative instruments
Semi-annual reduction of notional amount	1,720,000
Final settlement amount	$ 27,520,000